Leases - Summary of Consolidated Statement of Financial Position Amounts Relating to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Right Of Use Assets [Line Items]
Right-of-use assets	$ 37,907	$ 45,555
Lease liabilities
Non-current lease liabilities (Note 16)	24,729	31,724
Current lease liabilities (Note 16)	12,457	13,359
Total	37,186	45,083
Land and Buildings
Right Of Use Assets [Line Items]
Right-of-use assets	26,592	31,172
Plant and Machinery
Right Of Use Assets [Line Items]
Right-of-use assets	$ 11,315	$ 14,383